Offerings - Offering: 1	Apr. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	6,842,625
Proposed Maximum Offering Price per Unit	123.14
Maximum Aggregate Offering Price	$ 842,600,842.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,002.19
Offering Note	(1a) Represents securities registered for resale by the selling stockholders named in the registration statement. (1b) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (1c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the common stock as reported on Nasdaq on April 7, 2025.